MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenues
The following table presents total revenues for the years ended December 31, 2017, 2016 and 2015, respectively:

	Year ended December 31,
	2017	2016	2015

USA	$245,361	$222,597	$223,341
Australia (including New Zealand)	137,559	130,910	110,290
Canada	97,838	85,740	70,739
Israel	44,489	42,545	39,645
Europe	28,679	25,606	23,949
Rest of World	34,221	31,145	31,551

	$588,147	$538,543	$499,515

Schedule of Long-Lived Assets
The following table presents total long-lived assets as of December 31, 2017 and 2016:

	December 31,
	2017	2016

Israel	$90,811	$90,924
Australia	1,974	1,971
USA	121,515	128,099
Canada	1,394	1,660
Rest of World	959	164

	$216,653	$222,818